Events after the Reporting Period (Details) $ in Millions	Apr. 30, 2025 USD ($)	Sep. 20, 2024	Sep. 17, 2024 USD ($)	Jul. 15, 2024
Subsequents Event [Member]
Events after the Reporting Period [Line Items]
Offtake agreement				3 years
Delivery tons				50
Forecast [Member]
Events after the Reporting Period [Line Items]
Cash payment (in Dollars)			$ 6.6
Convertible note term			3 years
Internal rate percentage			10.00%
Cash payment (in Dollars)	$ 1.0
Ordinary shares equal		13.00%